Notes to the consolidated cash flow statements - Reconciliation of cash proceeds from disposal (Details) - Assets and liabilities over which control ceased $ in Millions	6 Months Ended
Mar. 31, 2023 AUD ($)
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	$ 311
Less: Cash deconsolidated	(18)
Cash consideration received (net of transaction costs and cash held)	$ 293